YEAR 2000 ISSUES (UNAUDITED)

  The fund could be adversely affected if the computer systems used by The Dreyfus Corporation and the fund' s other service providers do not properly process and calculate date-related information from and after January 1, 2000. The Dreyfus Corporation is working to avoid Year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by Year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.

DREYFUS VARIABLE INVESTMENT FUND, LIMITED TERM HIGH INCOME PORTFOLIO
-----------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder:

   We are pleased to report the performance for the Dreyfus Variable Investment Fund -- Limited Term High Income Portfolio. For the 12-month period ended December 31, 1998, the Portfolio produced a total return, including share price charges and dividend income generated of 0.29%,* compared to 2.95% for the Merrill Lynch High Yield Master II Index.** Income dividends paid from net investment income during the period amounted to $1.140 per share, representing a distribution rate per share of 9.66%.***

ECONOMIC REVIEW

   During 1998, the main regions of the world had very different economic fundamentals. The U.S. entered the year with a strong economy and near full employment, with unemployment only slightly above 4%. The tight labor market led the Federal Reserve Board (the "Fed") to contemplate a rise in interest rates early in the year, but world economic weakness generated such powerful anti-inflation forces that the Fed acted instead to ease credit beginning in September. After many years of subpar economic growth, continental Europe moved into a sustained economic expansion. The overall European economy benefited as interest rates in peripheral countries such as Spain and Italy fell, approaching the lower levels established by Germany, on the eve of currency unification. Unlike the U.S., Europe has substantial excess capacity of productive plant and labor. In Asia, weak economies were pervasive as a result of a financial crisis. The Latin American economies weakened in turn as the financial stresses spread throughout that region. On balance, there was a substantial weakening of the world economy over the course of 1998 moderated mainly by the American consumer's role as "spender of last resort."

   A main influence on the U.S. economy during the year was the foreign financial crisis and consequent cooling of the world economy. The positive effects hit first. Actual inflation and expected inflation dropped, causing a decline in long-term Treasury bond yields and mortgage rates. This caused a boom in housing. The fall in inflation left more of the growth in consumer income with which to buy goods and services. Thus, consumers benefited from a combination of good growth in income after inflation, a strong labor market, and increases in the prices of assets they owned, including bonds, stocks and real estate. In a sense, 1998 was a year of disinflationary boom in the U.S., as above-trend economic growth coincided with negligible inflation.

   The negative effect of Asian weakness was felt in the industrial sector more than in the consumer sector. Corporate profits weakened, especially in sectors affected by the Asian crisis such as world-traded commodities (oil, metals and
paper)    and    exports.

   Evidence of a weaker world economy accumulated during 1998 as the financial stresses continued. A worsened financial crisis occurred between the Russian default in mid-August and the fallout from the Long Term Capital Management hedge fund crisis through early October. However, energetic steps were taken to stabilize the Japanese banks, design a support package for Brazil, ease monetary policy, and help overinvested financial institutions rebuild their cash reserves. Indications of a calming of financial fears were evident in the final months of the year. In any case, there appears to have been a shift in the priorities of key policymakers from fighting potential inflation to restimulating future world economic growth.

   The global economy survived a triple financial crisis in 1998 from Japan, emerging market countries and overextended financial institutions. Excess capacity persists in many worldwide industries after years of high capital spending followed by the onset of a worldwide weakening in demand. Fortunately, the U.S. has led the world in making the transition from the old manufacturing industries to the new growth industries, such as biotechnology, software, computer hardware and the Internet. This contributed to the favorable combination of low unemployment and low inflation in the U.S., and may yet lead toward more efficient allocation of capital elsewhere in the world.

As 1998 ended, interest rates set by central banks remained in a downtrend in most parts of the world including Europe and the U.S. A similar trend had even begun in many emerging countries, as the stresses of financial crisis relaxed.

MARKET OVERVIEW

   The high yield market had an extremely volatile year in 1998. The Merrill Lynch High Yield Master II Index was up over 5% on the year late in July as the market rallied and fears that the 1997 Asian crisis would expand subsided. However, the Russian financial crisis triggered a global flight to quality that roiled the equity, high yield, and emerging markets. The Index sank to its lowest point in mid-October at -3.7% on the year, and finished 1998 up only 3% as the markets began their recovery.

   Spreads over Treasuries for all the major high yield indices widened in October to levels not seen since the high yield market meltdown in 1990. At that time the high yield market suffered several strong and simultaneous shocks: 1) the demise of Drexel Burnham Lambert, the predominant market maker of high yield securities; 2) the incarceration of Michael Milkin, frequently credited as the founder of the modern high yield market; 3) bankruptcy rates around 10%; and 4) regulatory changes that forced insurance funds and savings and loan institutions, the largest holders of high yield debt at that time, to unload their high yield assets.

   What is significant about this level of volatility in the high yield market in 1998 is that it is largely the result of external events, financial crises in Russia and Southeast Asia, rather than fundamental and widespread domestic credit deterioration. There has not yet been a surge in bankruptcy rates or a slew of credit rating downgrades to justify the depths to which the high yield market sank in October. In light of this, it could be said the market was too cheap in the fall.

There was a rebound in November as money flowed into high yield mutual funds.
It was followed by a slight early December correction as too many issuers tried to complete bond offerings before the holiday break. We think that this balance between cash inflow and new issue supply should dominate the high yield market. We believe that the two main concerns will be the potential for too much supply and for future worldwide economic shocks.

PORTFOLIO REVIEW

   The Fund charted a reasonable course through the volatility of 1998. Its focus on high yield assets with relatively short effective maturities -- inside three years on average -- protected it somewhat from the recent high yield market gyrations.

   The major factors that negatively affected the total return of the Fund were the average portfolio rating of single B and yield-to-call bonds. Essentially all high yield bonds were adversely affected by investors' flight to quality in the third quarter of 1998. The higher-rated BB bonds tended to fare better than lower-rated, high yield bonds, however. They were also the first to rebound in November. In addition, bonds that the market had priced with the expectation of a call in the near future, suffered from lower expectations of credit availability.

Two factors that exerted a positive influence on the Fund were its relatively short average effective maturity and low exposure to emerging market volatility. Emerging market bonds comprised less than 3% of total assets at the end of the reporting period.

   While the high yield market seems to have stabilized at the end of 1998, its sharp reaction to economic affairs in Russia revealed its underlying skittishness. Further economic upsets in other emerging markets are possible and their effects would be difficult to forecast at this time.

           Sincerely,



           [Roger King signature]


           Roger King

           Portfolio Manager

January 15, 1999

New York, N.Y.

*Total return includes reinvestment of dividends and any capital gains paid. The Portfolio's performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.

**SOURCE: MERRILL LYNCH, PIERCE, FENNER AND SMITH INC. -- The Merrill Lynch High Yield Master II Index is a market-capitalization weighted index including all domestic and Yankee high yield bonds with at least $100 million par amount outstanding and greater than or equal to one year to maturity. Both interest and price changes are calculated daily based on an accrued schedule and trader pricing. The Index does not take into account charges, fees and other expenses.

*** Distribution rate per share is based upon dividends per share paid from net investment income during the period, divided by the net asset value per share at the end of the period.


DREYFUS VARIABLE INVESTMENT FUND, LIMITED TERM HIGH INCOME PORTFOLIO DECEMBER 31, 1998
-----------------------------------------------------------------------------

    COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN DREYFUS VARIABLE INVESTMENT FUND, LIMITED TERM HIGH INCOME PORTFOLIO AND THE MERRILL LYNCH HIGH
                             YIELD MASTER II INDEX

                                    Dollars

$11,412

Merrill Lynch High Yield Master II Index*

$10,994

Dreyfus Variable Investment Fund, Limited Term High Income Portfolio

*Source: Merrill Lynch, Pierce, Fenner and Smith Inc.

Average Annual Total Returns
-----------------------------------------------------------------------------

                 One Year Ended       From Inception (4/30/97)

                December 31, 1998       to December 31, 1998

              ____________________        __________________________

                      0.29%                     5.84%
---------------

Past performance is not predictive of future performance.

THE PORTFOLIO'S PERFORMANCE DOES NOT REFLECT THE DEDUCTION OF ADDITIONAL CHARGES AND EXPENSES IMPOSED IN CONNECTION WITH INVESTING IN VARIABLE INSURANCE CONTRACTS WHICH WILL REDUCE RETURNS.

The above graph compares a $10,000 investment made in Dreyfus Variable Investment Fund, Limited Term High Income Portfolio on 4/30/97 (Inception Date) to a $10,000 investment made in the Merrill Lynch High Yield Master II Index on that date. All dividends and capital gain distributions are reinvested.

The Portfolio' s performance shown in the line graph takes into account all applicable fees and expenses of the Portfolio. The Merrill Lynch High Yield Master II Index is a market capitalization weighted index including all domestic and Yankee high-yield bonds with at least $100 million par amount outstanding and greater than or equal to one year to maturity. Both interest and price changes are calculated daily based on an accrued schedule and trader pricing. The Index does not take into account charges, fees and other expenses. Further information relating to Portfolio performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the Prospectus and elsewhere in this report.


DREYFUS VARIABLE INVESTMENT FUND, LIMITED TERM HIGH INCOME PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                                    DECEMBER 31, 1998

                                                                                                   Principal

Bonds and Notes--97.2%                                                                              Amount             Value
--------------------------------------------------------                                         ____________       ___________
Aircraft & Aerospace--1.7%  AM General, Ser. B,

                                        Sr. Notes, 12.875%, 2002 . . . . . . . . . . . . .      $     500,000     $     452,500

                                    Burke Industries,

                                        Sr. Notes, 9.719%, 2007  . . . . . . . . . . . . .            500,000  (a)      465,000

                                    Sequa,

                                        Sr. Sub. Notes, 9.375%, 2003 . . . . . . . . . . .            500,000           515,624

                                                                                                                   ____________

                                                                                                                      1,433,124

                                                                                                                   ____________


     Automotive--5.7% Aetna Industries,

                                        Sr. Notes, 11.875%, 2006 . . . . . . . . . . . . .          1,000,000         1,055,000

                                    Collins & Aikman Products,

                                        Gtd. Sr. Sub. Notes, 11.5%, 2006 . . . . . . . . .          2,500,000         2,612,500

                                    Hayes Lemmerz International,

                                        Sr. Sub. Notes, 11%, 2006  . . . . . . . . . . . .          1,000,000         1,115,000

                                                                                                                   ____________

                                                                                                                      4,782,500

                                                                                                                   ____________


   Broadcasting--4.3% Azteca Holdings, S.A. de C.V.,

                                        Sr. Secured Notes, 11%, 2002 . . . . . . . . . . .          1,000,000           850,000

                                    Lin Holdings,

                                        Sr. Discount Notes, Zero Coupon, 2003  . . . . . .          1,000,000  (b)      705,000

                                    Paxson Communications,

                                        Sr. Sub. Notes, 11.625%, 2002  . . . . . . . . . .          2,000,000         2,060,000

                                                                                                                   ____________

                                                                                                                      3,615,000

                                                                                                                   ____________


Cable Television--7.1%  Diamond Cable Communications,

                                        Sr. Discount Notes:

                                           Zero Coupon, 1999 . . . . . . . . . . . . . . .            750,000  (b)      742,500

                                           Zero Coupon, 2000 . . . . . . . . . . . . . . .          1,000,000  (b)      832,500

                                    Digital Television Service/Capital, Ser. B,

                                        Sr. Sub. Notes, 12.5%, 2007  . . . . . . . . . . .          1,000,000         1,095,000

                                    EchoStar Communications:

                                        Sr. Discount Notes, Zero Coupon, 1999  . . . . . .          1,000,000  (b)    1,035,000

                                        Sr. Secured Discount Notes, Zero Coupon, 2000  . .          1,000,000  (b)      995,000

                                    Kabelmedia Holdings GMBH,

                                        Sr. Discount Notes, Zero Coupon, 2001  . . . . . .            375,000  (b)      316,875

                                    Marcus Cable,

                                        Sr. Discount Notes, Zero Coupon, 2000  . . . . . .          1,000,000  (b)      952,500

                                                                                                                   ____________

                                                                                                                      5,969,375

                                                                                                                   ____________


Casinos & Gaming--1.7%  Hollywood Casino,

                                        Sr. Secured Notes, 12.75%, 2003  . . . . . . . . .            271,000           288,615

                                    Majestic Star Casino,

                                        Sr. Exchange Secured Notes, 12.75%, 2003 . . . . .            500,000           521,250

                                    Players International,

                                        Sr. Notes, 10.875%, 2005 . . . . . . . . . . . . .            500,000           538,750

                                    Waterford Gaming/Finance,

                                        Sr. Notes, 12.75%, 2003  . . . . . . . . . . . . .             80,000            88,000

                                                                                                                   ____________

                                                                                                                      1,436,615

                                                                                                                   ____________

DREYFUS VARIABLE INVESTMENT FUND, LIMITED TERM HIGH INCOME PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                        DECEMBER 31, 1998

                                                                                                   Principal

Bonds and Notes (continued)                                                                         Amount             Value
--------------------------------------------------------                                         ____________       ___________

   Construction--1.8% ICF Kaiser International,

                                        Sr. Sub. Notes, 13%, 2003  . . . . . . . . . . . .       $  2,000,000      $  1,010,000

                                    KHE Finance (Gtd. by Hovnanian Enterprises),

                                        Sub. Notes, 11.25%, 2002 . . . . . . . . . . . . .            500,000           507,500

                                                                                                                   ____________

                                                                                                                      1,517,500

                                                                                                                   ____________


       Consumer--9.1% BPC Holding, Ser. B,

                                        Sr. Secured Notes, 12.5%, 2006 . . . . . . . . . .            500,000           522,500

                                    Hosiery Corp. of America,

                                        Sr. Sub. Exchange Notes, 13.75%, 2002  . . . . . .            500,000           515,000

                                    Loewen Group,

                                        Putable Asset Trust Securities, 6.7%, 1999 . . . .          6,000,000  (c)    5,790,000

                                    Sharp Do Brazil,

                                        Medium-Term Notes, 9.625%, 2000  . . . . . . . . .          1,500,000  (d)      733,125

                                                                                                                   ____________

                                                                                                                      7,560,625

                                                                                                                   ____________


         Energy--3.1% Kelly Oil & Gas:

                                        Conv. Sub. Deb., 8.5%, 2000  . . . . . . . . . . .          1,021,000           821,905

                                        Conv. Sub. Notes, 7.875%, 1999 . . . . . . . . . .            427,000           415,258

                                        Sr. Notes, 13.5%, 1999 . . . . . . . . . . . . . .            120,000           123,000

                                    Rutherford-Moran Oil,

                                        Sr. Sub. Notes, 10.75%, 2004 . . . . . . . . . . .          1,000,000         1,185,000

                                                                                                                   ____________

                                                                                                                      2,545,163

                                                                                                                   ____________


  Entertainment--4.4% American Skiing, Ser. B,

                                        Sr. Sub. Notes, 12%, 2006  . . . . . . . . . . . .          3,000,000         3,135,000

                                    Discovery Zone,

                                        Sr. Secured Notes, 13.5%, 2002 . . . . . . . . . .          2,000,000           510,000

                                                                                                                   ____________

                                                                                                                      3,645,000

                                                                                                                   ____________


      Financial--1.2% AmeriCredit,

                                        Gtd. Sr. Notes, 9.25%, 2004  . . . . . . . . . . .          1,000,000           985,000

                                                                                                                   ____________


Food & Beverages--6.7%  Chiquita Brands International,

                                        Conv. Sub. Notes, 7%, 2001 . . . . . . . . . . . .            800,000  (c)      728,000

                                    Envirodyne Industries:

                                        Ser. B, Sr. Secured Notes, 12%, 2000 . . . . . . .              9,000             9,045

                                        Sr. Notes, 10.25%, 2001  . . . . . . . . . . . . .            180,000           144,900

                                    Pilgrims Pride,

                                        Sr. Sub. Notes, 10.875%, 2003  . . . . . . . . . .            500,000           517,500

                                    RC/Arbys,

                                        Gtd. Sr. Notes, 9.75%, 2000  . . . . . . . . . . .          1,000,000           985,000

                                    Sun World International, Ser. B,

                                        First Mortgage, 11.25%, 2004 . . . . . . . . . . .          2,980,000         3,173,700

                                                                                                                   ____________

                                                                                                                      5,558,145

                                                                                                                   ____________

DREYFUS VARIABLE INVESTMENT FUND, LIMITED TERM HIGH INCOME PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                        DECEMBER 31, 1998

                                                                                                   Principal

Bonds and Notes (continued)                                                                         Amount             Value
--------------------------------------------------------                                         ____________       ___________

Forest Products--4.5% Maxxam Group Holdings,

                                        Sr. Secured Notes, 12%, 2003 . . . . . . . . . . .       $  3,730,000      $  3,748,650

                                                                                                                   ____________


      Healthcare--.6% Eye Care Centers of America,

                                        Floating Interest Rate Sub. Term Securities,

                                        8.95%, 2008  . . . . . . . . . . . . . . . . . . .            500,000  (a,c)    473,750

                                                                                                                   ____________


     Industrial--2.5% Applied Extrusion Technology, Ser. B,

                                        Sr. Notes, 11.5%, 2002 . . . . . . . . . . . . . .            250,000           261,875

                                    Atlantis Group,

                                        Sr. Notes, 11%, 2003 . . . . . . . . . . . . . . .            745,000           761,763

                                    Interlake,

                                        Sr. Sub. Deb., 12.125%, 2002 . . . . . . . . . . .          1,000,000         1,025,000

                                                                                                                   ____________

                                                                                                                      2,048,638

                                                                                                                   ____________


         Metals--6.1% Kaiser Aluminum & Chemical,

                                        Sr. Notes, 9.875%, 2002  . . . . . . . . . . . . .          2,000,000         1,990,000

                                    Renco Metals,

                                        Sr. Notes, 11.5%, 2003 . . . . . . . . . . . . . .            560,000           579,600

                                    Republic Engineered Steels,

                                        First Mortgage, 9.875%, 2001 . . . . . . . . . . .          1,499,000         1,540,222

                                    Russel Metals,

                                        Sr. Notes, 10.25%, 2000  . . . . . . . . . . . . .          1,000,000           995,000

                                                                                                                   ____________

                                                                                                                      5,104,822

                                                                                                                   ____________


       Paper & Paper Related--1.2%  Stone Container,

                                        Sr. Sub. Deb., 12.25%, 2002  . . . . . . . . . . .          1,000,000         1,007,500

                                                                                                                   ____________


                   Publishing--1.2% American Media Operations,

                                        Sr. Sub. Notes, 11.625%, 2004  . . . . . . . . . .          1,000,000         1,025,000

                                                                                                                   ____________


                   Real Estate--.9% Rockefeller Center Properties,

                                        Conv. Deb., Zero Coupon, 2000  . . . . . . . . . .          1,000,000           755,000

                                                                                                                   ____________


                       Retail--5.5% Cafeteria Operators,

                                        (Gtd. by Furrs/Bishops Specialty Group),

                                        Sr. Secured Notes, 12%, 2001 . . . . . . . . . . .          1,000,000         1,025,000

                                    Corporate Express,

                                        Conv. Notes, 4.5%, 2000  . . . . . . . . . . . . .          3,000,000         2,595,000

                                    Kmart, Ser. D,

                                        Medium-Term Notes, 7.24%, 1999 . . . . . . . . . .          1,000,000           999,007

                                                                                                                   ____________

                                                                                                                      4,619,007

                                                                                                                   ____________


     Technology--2.0% The Learning Company,

                                        Conv. Sr. Notes, 5.5%, 2000  . . . . . . . . . . .          1,715,000         1,699,994

                                                                                                                   ____________

DREYFUS VARIABLE INVESTMENT FUND, LIMITED TERM HIGH INCOME PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                        DECEMBER 31, 1998

                                                                                                   Principal

Bonds and Notes (continued)                                                                         Amount             Value
--------------------------------------------------------                                         ____________       ___________

Telecommunications/

                    Carriers--10.9% Call-Net Enterprises,

                                        Sr. Discount Notes, Zero Coupon, 1999  . . . . . .       $  2,500,000  (b)   $ 2,437,50

                                    Hermes Europe Railtel,

                                        Sr. Notes, 11.5%, 2007 . . . . . . . . . . . . . .          2,000,000         2,130,000

                                    Intermedia Communications,

                                        Sr. Discount Notes, Zero Coupon, 2001  . . . . . .          1,500,000  (b)    1,181,250

                                    MJD Communications,

                                        Floating Rate Notes, 9.16%, 2008 . . . . . . . . .          1,000,000  (a)      975,000

                                    Qwest Communications International, Ser. B,

                                        Sr. Notes, 10.875%, 2007 . . . . . . . . . . . . .          2,000,000         2,340,000

                                                                                                                   ____________

                                                                                                                      9,063,750

                                                                                                                   ____________

                     Textiles--.7%  Sassco Fashions,

                                        Sr. Notes, 12.75%, 2004  . . . . . . . . . . . . .            500,000           497,500

                                    Texfi Industries,

                                        Sr. Sub. Deb., 8.75%, 1999 . . . . . . . . . . . .            500,000            47,500

                                                                                                                   ____________

                                                                                                                        545,000

                                                                                                                   ____________

              Transportation--8.8%  Atlantic Coast Airlines,

                                        Gtd. Pass-Through Ctfs.,

                                        Ser. 1977-1D, 7.97%, 2000  . . . . . . . . . . . .            134,219  (c)      134,890

                                    Eletson Holdings,

                                        First Preferred Ship Mortgage Notes, 9.25%, 2003 . .          500,000           477,500

                                    MTL,

                                        Floating Interest Rate Sub. Term Securities,
                                        10.5%, 2006  . . . . . . . . . . . . . . . . . . .          2,000,000  (a,c)  1,940,000

                                    Midway Airlines,

                                        Pass-Through Ctfs.,

                                        Ser. 1998-1, Cl. D, 8.86%, 2003  . . . . . . . . .          1,000,000  (c)    1,002,500

                                    Moran Transportation, Ser. B,

                                        First Preferred Ship Mortgage Notes, 11.75%, 2004  .        1,500,000         1,612,500

                                    Petro Stopping Centers/Financial,

                                        Sr. Notes, 10.5%, 2007 . . . . . . . . . . . . . .          1,000,000         1,050,000

                                    Union Pacific,

                                        Sub. Deb., 5.5%, 2033  . . . . . . . . . . . . . .          1,315,000         1,122,632

                                                                                                                   ____________

                                                                                                                      7,340,022

                                                                                                                   ____________

     Wireless Communications--5.5%  Communicacion Celular,

                                        Sr. Discount Notes, Zero Coupon, 2000  . . . . . .            500,000  (b)      328,750

                                    Microcell Telecommunications, Ser. B,

                                        Sr. Discount Notes, Zero Coupon, 2001  . . . . . .          1,000,000  (b)      747,500

                                    Orion Network Systems,

                                        Sr. Discount Notes, Zero Coupon, 2002  . . . . . .          4,500,000  (b)    2,835,000

                                    WinStar Communications,

                                        Sr. Discount Notes, Zero Coupon, 2000  . . . . . .          1,000,000  (b)      715,000

                                                                                                                   ____________

                                                                                                                      4,626,250

                                                                                                                   ____________

                                    TOTAL BONDS AND NOTES

                                        (cost $87,882,698) . . . . . . . . . . . . . . . .                          $81,105,430

                                                                                                                   ____________


DREYFUS VARIABLE INVESTMENT FUND, LIMITED TERM HIGH INCOME PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                        DECEMBER 31, 1998

Equity-Related Securities--1.9%                                                                     Shares            Value
--------------------------------------------------------                                         ____________       ___________

Preferred Stocks--1.9%

Food & Beverages--.9% RJR Nabisco Holdings Capital Trust,

                                        Cum., $2.50  . . . . . . . . . . . . . . . . . . .             28,800       $   723,600

                                                                                                                   ____________


                  Publishing--1.0%  Newscorp Overseas, Ser. A,
                                        Cum., $2.15625 . . . . . . . . . . . . . . . . . .             32,600           808,888

                                                                                                                   ____________

                                    TOTAL PREFERRED STOCKS . . . . . . . . . . . . . . . .                            1,532,488

                                                                                                                   ____________


Warrants--0.0%

                    Entertainment;  Discovery Zone . . . . . . . . . . . . . . . . . . . .              2,000  (c,e)          2

                                                                                                                   ____________

                                    TOTAL EQUITY-RELATED SECURITIES

                                        (cost $1,665,650)  . . . . . . . . . . . . . . . .                         $  1,532,490

                                                                                                                   ____________

                                                                                                                   ____________

TOTAL INVESTMENTS (cost $89,548,348) . . . . . . . . . . . . . . . . . . . . . . . . . . .              99.1%       $82,637,920

                                                                                                      _______      ____________


CASH AND RECEIVABLES (NET) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                .9%     $     780,517
                                                                                                      _______      ____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             100.0%       $83,418,437
                                                                                                      _______      ____________

Notes to Statement of Investments:
-----------------------------------------------------------------------------

(a) Variable rate security--interest rate subject to periodic change.

(b) Zero coupon until year shown at which time a stated coupon rate becomes effective.

(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1998, these securities amounted to $10,069,142 or 12.1% of net assets.

(d) Reflects date that security can be redeemed at holders' option; the stated maturity date is 10/30/2005.

(e) Non-income producing.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS VARIABLE INVESTMENT FUND, LIMITED TERM HIGH INCOME PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES                         DECEMBER 31, 1998

                                                                                                    Cost              Value
                                                                                                _____________      ____________
ASSETS:                    Investments in securities--See Statement of Investments . . . .        $89,548,348       $82,637,920

                           Cash  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                              551,992

                           Interest receivable . . . . . . . . . . . . . . . . . . . . . .                            2,078,282
                                                                                                                  _____________

                                                                                                                     85,268,194
                                                                                                                  _____________

LIABILITIES:               Due to The Dreyfus Corporation and affiliates . . . . . . . . .                               48,018

                           Bank loan payable--Note 2 . . . . . . . . . . . . . . . . . . .                            1,671,900

                           Payable for investment securities purchased . . . . . . . . . .                               80,213

                           Interest payable--Note 2  . . . . . . . . . . . . . . . . . . .                                8,846

                           Payable for shares of Beneficial Interest redeemed  . . . . . .                                1,471

                           Accrued expenses and other liabilities  . . . . . . . . . . . .                               39,309
                                                                                                                  _____________

                                                                                                                      1,849,757
                                                                                                                  _____________

NET ASSETS     . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                          $83,418,437
                                                                                                                  _____________

REPRESENTED BY:            Paid-in capital . . . . . . . . . . . . . . . . . . . . . . . .                          $90,779,205

                           Accumulated undistributed investment income--net  . . . . . . .                               81,340

                           Accumulated net realized gain (loss) on investments . . . . . .                             (531,680)

                           Accumulated net unrealized appreciation (depreciation)
on investments--Note 4 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                           (6,910,428)

                                                                                                                  _____________

NET ASSETS     . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                          $83,418,437
                                                                                                                  _____________

SHARES OUTSTANDING

(UNLIMITED NUMBER OF $.001 PAR VALUE SHARES OF BENEFICIAL INTEREST AUTHORIZED) . . . . . .                            7,071,675

NET ASSET VALUE, offering and redemption price per share . . . . . . . . . . . . . . . . .                               $11.80

                                                                                                                        _______


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS VARIABLE INVESTMENT FUND, LIMITED TERM HIGH INCOME PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF OPERATIONS                          YEAR ENDED DECEMBER 31, 1998

INVESTMENT INCOME
INCOME:                    Interest  . . . . . . . . . . . . . . . . . . . . . . . . . . .        $ 6,721,223

                           Cash dividends  . . . . . . . . . . . . . . . . . . . . . . .              123,090

                                                                                                 ____________

                                 Total Income  . . . . . . . . . . . . . . . . . . . . . .                          $ 6,844,313

EXPENSES:                  Investment advisory fee--Note 3(a)  . . . . . . . . . . . . . .            397,273

                           Interest expense--Note 2  . . . . . . . . . . . . . . . . . .              196,825

                           Professional fees . . . . . . . . . . . . . . . . . . . . . . .             30,808

                           Registration fees . . . . . . . . . . . . . . . . . . . . . . .             16,500

                           Prospectus and shareholders' reports  . . . . . . . . . . . .                9,664

                           Custodian fees--Note 3(a) . . . . . . . . . . . . . . . . . . .              7,799

                           Trustees' fees and expenses--Note 3(b)  . . . . . . . . . . .                1,091

                           Shareholder servicing costs . . . . . . . . . . . . . . . . . .                259

                           Miscellaneous     . . . . . . . . . . . . . . . . . . . . . . .              9,808
                                                                                                 ____________

                                 Total Expenses  . . . . . . . . . . . . . . . . . . . . .                              670,027
                                                                                                                   ____________

INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                            6,174,286

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 4:

                           Net realized gain (loss) on investments . . . . . . . . . . . .       $   (536,867)

                           Net unrealized appreciation (depreciation) on investments . . .         (6,905,509)
                                                                                                 ____________

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS . . . . . . . . . . . . . . . . . .                           (7,442,376)
                                                                                                                   ____________

NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS . . . . . . . . . . . . . . . . .                           $ (1,268,090)
                                                                                                                   ____________


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS VARIABLE INVESTMENT FUND, LIMITED TERM HIGH INCOME PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                        Year Ended             Year Ended

                                                                                     December 31, 1998      December 31, 1997*
                                                                                     __________________    ___________________
OPERATIONS:

  Investment income--net . . . . . . . . . . . . . . . . . . . . . . . . . . . .         $  6,174,286           $  1,401,170

  Net realized gain (loss) on investments  . . . . . . . . . . . . . . . . . . .             (536,867)                84,444

  Net unrealized appreciation (depreciation) on investments  . . . . . . . . . .           (6,905,509)                (4,919)

                                                                                       ______________        _______________

       Net Increase (Decrease) in Net Assets Resulting from Operations . . . . .          (1,268,090)              1,480,695
                                                                                       ______________        _______________

DIVIDENDS TO SHAREHOLDERS FROM:

  Investment income--net . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (6,120,447)            (1,373,669)

  Net realized gain on investments . . . . . . . . . . . . . . . . . . . . . . .               ------               (79,257)
                                                                                       ______________        _______________

       Total Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (6,120,447)            (1,452,926)
                                                                                       ______________        _______________

BENEFICIAL INTEREST TRANSACTIONS:

  Net proceeds from shares sold  . . . . . . . . . . . . . . . . . . . . . . . .           61,513,865             42,612,122

  Dividends reinvested . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            6,120,210              1,452,926

  Cost of shares redeemed  . . . . . . . . . . . . . . . . . . . . . . . . . . .          (8,281,472)           (12,638,446)
                                                                                       ______________        _______________

       Increase (Decrease) in Net Assets from Beneficial Interest Transactions .           59,352,603             31,426,602
                                                                                       ______________        _______________

         Total Increase (Decrease) in Net Assets . . . . . . . . . . . . . . . .           51,964,066             31,454,371

NET ASSETS:

  Beginning of Period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           31,454,371                    --

                                                                                       ______________        _______________

  End of Period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          $83,418,437            $31,454,371
                                                                                       ______________        _______________

UNDISTRIBUTED INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . .       $       81,340         $       27,501
                                                                                       ______________        _______________

                                                                                           Shares                Shares
                                                                                       ______________        _______________

CAPITAL SHARE TRANSACTIONS:

  Shares sold  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            4,799,002              3,290,062

  Shares issued for dividends reinvested . . . . . . . . . . . . . . . . . . . .              496,410                112,339

  Shares redeemed  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (665,555)              (960,583)
                                                                                       ______________        _______________

       Net Increase (Decrease) in Shares Outstanding . . . . . . . . . . . . . .            4,629,857              2,441,818
                                                                                       ______________        _______________


-----------------------------

(1) From April 30, 1997 (commencement of operations) to December 31, 1997.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS VARIABLE INVESTMENT FUND, LIMITED TERM HIGH INCOME PORTFOLIO
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

  Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Series' financial statements.



                                                                                                    Year Ended December 31,
                                                                                                    _______________________

PER SHARE DATA:                                                                                    1998              1997(1)
                                                                                                 ________           ________
   Net asset value, beginning of period  . . . . . . . . . . . . . . . . . . . . . . . . .         $12.88             $12.50
                                                                                                 ________           ________

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1.14                .78

   Net realized and unrealized gain (loss) on investments  . . . . . . . . . . . . . . . .          (1.08)               .41
                                                                                                 ________           ________

   Total from Investment Operations  . . . . . . . . . . . . . . . . . . . . . . . . . . .            .06               1.19
                                                                                                 ________           ________

   Distributions:

   Dividends from investment income--net . . . . . . . . . . . . . . . . . . . . . . . . .          (1.14)              (.77)

   Dividends from net realized gain on investments . . . . . . . . . . . . . . . . . . . .           --                 (.04)
                                                                                                 ________           ________

   Total Distributions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (1.14)              (.81)
                                                                                                 ________           ________

   Net asset value, end of period  . . . . . . . . . . . . . . . . . . . . . . . . . . . .         $11.80             $12.88
                                                                                                 ________           ________

TOTAL INVESTMENT RETURN. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            .29%             14.27%(2)

RATIOS/SUPPLEMENTAL DATA:

   Ratio of operating expenses to average net assets . . . . . . . . . . . . . . . . . . .            .77%               .89%(2)

   Ratio of interest expense to average net assets . . . . . . . . . . . . . . . . . . . .            .32%               .20%(2)

   Ratio of net investment income to average net assets  . . . . . . . . . . . . . . . . .          10.10%             10.27%(2)

   Decrease reflected in above expense ratios due to undertakings by The Dreyfus Corporation . .      --                 .05%(2)

   Portfolio Turnover Rate . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          50.18%             37.98%(3)

   Net Assets, end of period (000's Omitted) . . . . . . . . . . . . . . . . . . . . . . .        $83,418            $31,454
-----------------------------

(1) From April 30, 1997 (commencement of operations) to December 31, 1997.

(2) Annualized.

(3) Not annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS VARIABLE INVESTMENT FUND, LIMITED TERM HIGH INCOME PORTFOLIO
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

   Dreyfus Variable Investment Fund (the "Fund" ) is registered under the Investment Company Act of 1940 as amended (the "Act"), as an open-end management investment company, operating as a series company, currently offering thirteen series, including the Limited Term High Income Portfolio (the "Series") and is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of life insurance companies. The Series is a diversified portfolio. The Series' investment objective is to maximize total return, consisting of capital appreciation and current income. The Dreyfus Corporation (" Dreyfus" ) serves as the Series' investment adviser. Dreyfus is a direct subsidiary of Mellon Bank, N.A. ("Mellon"). Premier Mutual Fund Services, Inc. is the distributor of the Series' shares, which are sold without a sales charge.

   The Fund accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

   The Series' financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

   (A) PORTFOLIO VALUATION: Investments in securities (excluding short-term investments other than U.S. Treasury Bills) are valued each business day by an independent pricing service (" Service" ) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Trustees. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value.

   (B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis. Under the terms of the custody agreement, the Series received net earnings credits of $4,847 during the period ended December 31, 1998 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

   (C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the Series to declare and pay dividends quarterly from investment income-net. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain.

   (D) FEDERAL INCOME TAXES: It is the policy of the Series to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

DREYFUS VARIABLE INVESTMENT FUND, LIMITED TERM HIGH INCOME PORTFOLIO
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

   The Series has an unused capital loss carryover of approximately $454,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 1998. The carryover does not include net realized securities losses from November 1, 1998 through December 31, 1998 which are treated, for Federal income tax purposes, as arising in fiscal 1999. If not applied, the carryover expires in fiscal 2006.

NOTE 2--BANK LINE OF CREDIT:

   The Series may borrow up to $10 million for leveraging purposes under a short-term unsecured line of credit and participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the Series at rates which are related to the Federal Funds rate in effect at the time of borrowings.

   The average daily amount of borrowings outstanding during the period ended December 31, 1998 was approximately $3,322,000, with a related weighted average annualized interest rate of 5.92%.

NOTE 3--INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

(A) Pursuant to an Investment Advisory Agreement with Dreyfus, the investment advisory fee is computed at the annual rate of .65 of 1% of the value of the Series' average daily net assets and is payable monthly.

   The Series compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Series. During the period ended December 31, 1998, the Series was charged $61 pursuant to the transfer agency agreement.

   The Series compensates Mellon under a custody agreement to provide custodial services for the Series. During the period ended December 31, 1998, the Series was charged $7,799 pursuant to the custody agreement.

   (B) Each trustee who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $2,500 and an attendance fee of $250 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

NOTE 4--SECURITIES TRANSACTIONS:

   The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended December 31, 1998, amounted to $79,694,354 and $30,214,112, respectively.

   At December 31, 1998, accumulated net unrealized depreciation on investments was $6,910,428, consisting of $488,880 gross unrealized appreciation and $7,399,308 gross unrealized depreciation.

At December 31, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

DREYFUS VARIABLE INVESTMENT FUND, LIMITED TERM HIGH INCOME PORTFOLIO
-----------------------------------------------------------------------------

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

SHAREHOLDERS AND BOARD OF TRUSTEES

DREYFUS VARIABLE INVESTMENT FUND, LIMITED TERM HIGH INCOME PORTFOLIO

   We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Variable Investment Fund, Limited Term High Income Portfolio (one of the Series constituting Dreyfus Variable Investment Fund) as of December 31, 1998, and the related statement of operations for the year then ended, and the statement of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund' s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included verification by examination of securities held by the custodian as of December 31, 1998 and confirmation of securities not held by the custodian by correspondence with others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Variable Investment Fund, Limited Term High Income Portfolio at December 31, 1998, and the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended, in conformity with generally accepted accounting principles.





New York, New York

February 4, 1999


DREYFUS VARIABLE INVESTMENT FUND, LIMITED TERM HIGH INCOME PORTFOLIO
-----------------------------------------------------------------------------

IMPORTANT TAX INFORMATION (UNAUDITED)

   For Federal tax purposes the Series hereby designates 1.88% of the ordinary dividends paid during the fiscal year ended December 31, 1998 as qualifying for the corporate dividends received deduction.

                                   [reg.tm logo]

                                   (reg.tm)

DREYFUS VARIABLE INVESTMENT FUND,

LIMITED TERM HIGH INCOME PORTFOLIO

200 Park Avenue

New York, NY 10166

INVESTMENT ADVISER

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

CUSTODIAN

Mellon Bank, N.A.

One Mellon Bank Center

Pittsburgh, PA 15258

TRANSFER AGENT &

DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940










Printed in U.S.A.                                             156AR9812

Variable

Investment Fund,

LIMITED TERM

HIGH INCOME PORTFOLIO

Annual Report

December 31, 1998